Shareholders' Equity - Share-based Compensation, Stock Option Activity (Details) (Stock Options [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Awards, Stock Options, Number of Shares [Roll Forward]
Outstanding at January 1, Shares	50,070	71,038	28,363
Granted, Shares	0	0	96,662
Cancelled, Shares	(8,617)	(14,889)	(2,735)
Exercised, Shares	(7,721)	(6,079)	(51,252)
Outstanding at December 31, Shares	33,732	50,070	71,038
Exercisable, Shares	28,676	39,987	57,985
Awards, Stock Options, Weighted Average Exercise Price [Roll Forward]
Outstanding at January 1, Weighted Average	$ 6.98	$ 8.00	$ 10.13
Granted, Weighted Average	$ 0.00	$ 0.00	$ 6.79
Cancelled, Weighted Average	$ 8.58	$ 8.38	$ 7.33
Exercised, Weighted Average	$ 5.69	$ 8.21	$ 6.92
Outstanding at December 31, Weighted Average	$ 6.86	$ 6.98	$ 8.00
Exercisable, Weighted Average	$ 6.95	$ 7.14	$ 8.38